PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	12 Months Ended		84 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ 70,755	$ 19,195	$ 70,755	$ 82,230
Property and equipment, net	175,220		175,220	159,808
Depreciation	51,560	3,946	71,060
Leasehold Improvement and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	72,015	19,195	72,015	73,761
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 173,960		$ 173,960	$ 168,277